Allowance for Loan and Lease Losses - Summary of Information Regarding Impaired Loans Evaluated for Specific Reserves (Detail) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2018	Jun. 30, 2017	Jun. 30, 2018	Jun. 30, 2017	Dec. 31, 2017	Dec. 31, 2016
Financing Receivable Impaired [Line Items]
Impaired Loans - With Allowance, Recorded Investment	$ 2,199		$ 2,199		$ 1,983	$ 1,693
Impaired Loans - With Allowance, Unpaid Principal Balance	2,257		2,257		2,021	1,713
Impaired Loans - With Allowance, Related Allowance	1,511		1,511		1,361	1,034
Impaired Loans - With no Allowance, Recorded Investment	1,948		1,948		2,003	2,374
Impaired Loans - With no Allowance, Unpaid Principal Balance	1,952		1,952		2,007	2,438
Average Recorded Investment	4,220	$ 4,370	4,417	$ 4,602	496	4,688
Interest Income Recognized						17
Commercial and Industrial Loans
Financing Receivable Impaired [Line Items]
Impaired Loans - With Allowance, Recorded Investment	2,118		2,118		1,811	1,583
Impaired Loans - With Allowance, Unpaid Principal Balance	2,176		2,176		1,850	1,603
Impaired Loans - With Allowance, Related Allowance	1,461		1,461		1,226	968
Impaired Loans - With no Allowance, Recorded Investment	252		252		383	143
Impaired Loans - With no Allowance, Unpaid Principal Balance	255		255		386	144
Average Recorded Investment	2,435	1,764	2,620		34	2,287
Real Estate
Financing Receivable Impaired [Line Items]
Average Recorded Investment				1,976
Consumer Loans and Leases
Financing Receivable Impaired [Line Items]
Impaired Loans - With Allowance, Recorded Investment	81		81		53	95
Impaired Loans - With Allowance, Unpaid Principal Balance	81		81		52	95
Impaired Loans - With Allowance, Related Allowance	50		50		16	51
Impaired Loans - With no Allowance, Recorded Investment	19		19
Impaired Loans - With no Allowance, Unpaid Principal Balance	19		19
Average Recorded Investment	101		103		53	97
1-4 Single Family Residential Loans | Commercial and Industrial Loans
Financing Receivable Impaired [Line Items]
Average Recorded Investment				1,991
1-4 Single Family Residential Loans | Real Estate
Financing Receivable Impaired [Line Items]
Impaired Loans - With Allowance, Recorded Investment					119
Impaired Loans - With Allowance, Unpaid Principal Balance					119
Impaired Loans - With Allowance, Related Allowance					119
Impaired Loans - With no Allowance, Recorded Investment	1,506		1,506		1,173	1,468
Impaired Loans - With no Allowance, Unpaid Principal Balance	1,507		1,507		1,174	1,521
Average Recorded Investment	1,511	631	1,518		185	1,505
Interest Income Recognized						9
Construction, Land and Development Loans | Real Estate
Financing Receivable Impaired [Line Items]
Impaired Loans - With no Allowance, Recorded Investment	24		24
Impaired Loans - With no Allowance, Unpaid Principal Balance	24		24
Average Recorded Investment	24		25	$ 635
Commercial Real Estate Loans (Including Multifamily) | Real Estate
Financing Receivable Impaired [Line Items]
Impaired Loans - With Allowance, Recorded Investment						15
Impaired Loans - With Allowance, Unpaid Principal Balance						15
Impaired Loans - With Allowance, Related Allowance						15
Impaired Loans - With no Allowance, Recorded Investment	147		147		447	763
Impaired Loans - With no Allowance, Unpaid Principal Balance	147		147		447	773
Average Recorded Investment	$ 149	$ 1,975	$ 151		$ 224	799
Interest Income Recognized						$ 8